UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 01/31/2009

Item 1 –	Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK  SOLUTIONS

Semi-Annual Report

JANUARY 31, 2009 | (UNAUDITED)

BlackRock Equity Dividend Fund
BlackRock Natural Resources Trust
BlackRock Utilities and Telecommunications Fund, Inc.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	JANUARY 31, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses, including the nearly $800 billion economic stimulus plan signed into law just after period end.

The US economy appeared relatively resilient through the first few months of 2008, when rising food and energy prices fueled inflation fears. Mid-summer ushered in dramatic changes — inflationary pressure subsided amid a plunge in commodity prices, while economic pressures intensified in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By year’s end, the National Bureau of Economic Research affirmed that the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively early in the period, resumed that rate-cutting campaign in the fall, with the final reduction in December 2008 bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with the sentiment turning decisively negative toward period end. Declines were significant and broad-based, with little divergence among large- and small-cap stocks. Non-US stocks posted stronger results early on, but quickly lost ground as the credit crisis revealed itself to be global in scope and as the worldwide economic slowdown gathered pace. Overall, aggressive monetary and fiscal policy, combined with the defensiveness of the US, helped domestic equities notch better performance than their non-US counterparts.

In fixed income markets, risk aversion remained the popular theme, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, the municipal bond market was challenged by a dearth of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply, which sent prices lower and yields well above Treasuries. By period end, however, some positive momentum had returned to the municipal space.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of January 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(33.95)%	(38.63)%

Small cap US equities (Russell 2000 Index)	(37.38)	(36.84)

International equities (MSCI Europe, Australasia, Far East Index)	(40.75)	(43.74)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.96	10.64

Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	3.23	2.59

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.70	(0.16)

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(19.07)	(19.72)

* Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2009	BlackRock Equity Dividend Fund

Portfolio Management Commentary

How did the Fund perform?

•	In an acutely challenging environment for equities, Fund returns outpaced those of the broad-market S&P 500 Index and the Russell 1000 Value Index for the six-month period ended January 31, 2009.

What factors influenced performance?

•

The leading contributors to performance for the period included an average cash position of 11.25% (of net assets), a large underweight and stock selection in the financials sector and stock selection in both the industrials and consumer discretionary sectors.

•

Detracting from overall performance were a large overweight position and stock selection in the materials sector, individual security selection in the energy sector and an underweight position in the health care sector.

Describe recent portfolio activity.

•

During the six months, there were a few changes made to the strategic position of the Fund. While an underweight in financials continued to grow as a result of government regulation and dividend restrictions, we also exited some of the Fund’s more well-established holdings, including Citigroup, Inc., Morgan Stanley and Bank of America Corp. We added to the Fund’s consumer staples exposure as we continued to establish a stronger overweight within the sector. Additionally, we introduced some cash into S&P futures options, due to lack of visibility on company fundamentals and concerns about the potential for a sharp market upswing. The Fund’s primary, long-term outlook remains intact, despite price volatility and the increased likelihood of a short-term weakness in global growth.

Describe Fund positioning at period end.

•

At period end, the Fund remained positioned to capitalize on global growth and demand trends, as it was overweight in sectors that are currently exposed to industrialization and urbanization abroad. We believe that during this year, sector allocation and rotation will ultimately be less important than the quality of reported earnings and balance sheet strength. Companies whose managements have articulated clear, conservative strategies to manage cash and new projects should be able to maintain their business models and be better prepared for a global economic slowdown. Our view is that companies will, in all likelihood, remain guarded and cautious in their future outlooks. There may not be a great deal of clarity through the 2009 first quarter and its earnings season, as corporations look for ways to refine, restructure and revamp their business segments, and to preserve operating margins.

•

As we embark on 2009, our focus will be on high-quality investments. Quality, in this market, equates to dividends, a continued ability to pay dividends and, especially with all revenues slowing, low cost of production.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$681.80	$3.08	$1,000	$1,021.44	$3.70
Service	$1,000	$681.30	$4.09	$1,000	$1,019.94	$4.91
Investor A	$1,000	$680.70	$4.38	$1,000	$1,019.89	$5.27
Investor B	$1,000	$677.90	$7.74	$1,000	$1,015.87	$9.30
Investor C	$1,000	$678.00	$7.49	$1,000	$1,016.18	$9.00
Class R	$1,000	$679.50	$5.73	$1,000	$1,018.28	$6.88

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.73% for Institutional, 0.97% for Service, 1.04% for Investor A, 1.84% for Investor B, 1.78% for Investor C and 1.36% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2009

BlackRock Equity Dividend Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in equity securities and dividend paying securities.

[3]

This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

Performance Summary for the Period Ended January 31, 2009

			Average Annual Total Returns[1]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	2.76%	(31.82)%	(34.17)%	N/A	2.18%	N/A	3.43%	N/A
Service	2.54	(31.87)	(34.35)	N/A	1.92	N/A	3.17	N/A
Investor A	2.29	(31.93)	(34.38)	(37.83)%	1.89	0.80%	3.17	2.61%
Investor B	1.60	(32.21)	(34.92)	(37.81)	1.09	0.72	2.53	2.53
Investor C	1.67	(32.20)	(34.88)	(35.52)	1.12	1.12	2.38	2.38
Class R	2.11	(32.05)	(34.61)	N/A	1.63	N/A	2.98	N/A
S&P 500 Index	—	(33.95)	(38.63)	N/A	(4.24)	N/A	(2.65)	N/A
Russell 1000 Value Index	—	(35.10)	(41.78)	N/A	(3.52)	N/A	0.05	N/A

[1]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund/Trust Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	5

Trust Summary as of January 31, 2009	BlackRock Natural Resources Trust

Portfolio Management Commentary

How did the Trust perform?

•

The Trust underperformed the MSCI Natural Resources Index and the broad-market S&P 500 Index for the six-month period. Given its focus on natural resources stocks, the MSCI Natural Resources Index is deemed a more comparable means for measuring the Trust’s performance.

What factors influenced performance?

•

Integrated oil and gas companies comprise nearly half of the MSCI Natural Resources Index. While more than 20% of the Trust was invested in these stocks during the period, the resultant underweight versus the benchmark significantly detracted from relative performance. In fact, the Trust would have outperformed the benchmark if the effect of this underweight was ignored.

•

In an extraordinarily daunting environment in which credit markets were dysfunctional, investors flocked to large, diversified companies with strong balance sheets. Exxon Mobil Corp. has an extremely large amount of cash on its balance sheet, and as a result, the stock (and other similar large, integrated oil & gas stocks) outperformed the rest of the energy sector, falling by less than 5% during the period. Exxon Mobil constitutes a dramatically large portion of the benchmark; by comparison, the Trust was underweight in the stock by approximately 11%, which also had a negative effect on relative results.

•

Contributing positively to Trust returns during the six months was an overweight in gold, within the context of an underweight positioning in other metals and mining stocks relative to the benchmark. As economic activity slowed considerably, demand for commodities declined sharply and the stocks reacted to declines in commodity prices. Gold, especially in recent months, has been viewed as a haven from potential inflation, currency and financial system risk, and has experienced superior performance as a result.

Describe recent portfolio activity.

•

We reduced exposure to Canadian holdings during the fourth quarter of 2008, but were content with the Trust’s other holdings. We have always emphasized companies with strong balance sheets and realized that this has become increasingly important in the current environment.

Describe Trust positioning at period end.

•

At period end, the Trust remains overweight in high-quality oil & gas exploration & production, drilling, and oil & gas equipment & services stocks, as valuations are very depressed and long-term growth prospects remain strong. We also remain underweight in integrated oil and gas companies, given a more difficult environment for gaining access to prospective basins, as well as increasingly complex contract terms.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$517.70	$3.46	$1,000	$1,020.54	$4.61
Investor A	$1,000	$516.80	$4.68	$1,000	$1,018.93	$6.23
Investor B	$1,000	$514.80	$7.40	$1,000	$1,015.32	$9.85
Investor C	$1,000	$514.70	$7.67	$1,000	$1,014.97	$10.20

[1]

For each class of the Trust, expenses are equal to the annualized expense ratio for the class (0.91% for Institutional, 1.23% for Investor A, 1.95% for Investor B and 2.02% for Investor C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2009

BlackRock Natural Resources Trust

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Trust invests primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

[3]

This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged Index is comprised of all global securities classified as natural-resource related securities.

Performance Summary for the Period Ended January 31, 2009

		Average Annual Total Returns[1]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(48.23)%	(42.10)%	N/A	10.04%	N/A	13.50%	N/A
Investor A	(48.32)	(42.27)	(45.30)%	9.75	8.58%	13.21	12.60%
Investor B	(48.52)	(42.70)	(45.22)	8.91	8.63	12.51	12.51
Investor C	(48.53)	(42.71)	(43.27)	8.91	8.91	12.33	12.33
S&P 500 Index	(33.95)	(38.63)	N/A	(4.24)	N/A	(2.65)	N/A
MSCI Natural Resources Index	(42.11)	(38.54)	N/A	7.72	N/A	7.49	N/A

[1]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund/Trust Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	7

Fund Summary as of January 31, 2009	BlackRock Utilities and Telecommunications Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?

•

The Fund outperformed the broad-market S&P 500 Index for the six-month period, but underperformed its custom benchmark, comprised 70% S&P 500 Utilities Index and 30% S&P 500 Telecommunication Services Index, which returned –21.65%. Fund results also trailed that of the S&P 500 Utilities Index.

What factors influenced performance?

•

The Fund’s higher-than-average cash position was the largest contributor to relative performance versus the custom benchmark. Due to continued evidence of a substantial and persistent economic contraction, we became increasingly defensive throughout the period. As a result, we allowed the Fund’s cash position to build as we sold out of some names that were at risk of missing earnings estimates and lowering future performance.

•

Stock selection within the wireless telecommunication services sector also generated positive relative returns. In particular, the Fund’s underweight in Sprint Nextel Corp. proved to be beneficial, as the stock fell by approximately 70% during the period.

•

The Fund’s overweight in independent power producers and energy traders had a negative impact on performance as the weakening economy and credit markets dragged down the sector. The credit issues at Constellation Energy Group, Inc. likely worsened this decline. We have since reduced overall exposure to independent power producers given continued economic weakness and likely downward earnings revisions.

•

Stock selection within electric utilities also detracted significantly from relative performance, as some of the Fund’s non-US holdings declined substantially. E.ON AG, for example, in which we were overweight, was down more than 45% over the period. In addition, the Fund’s underweight in AT&T Inc. and Verizon Communications, Inc. hindered relative returns, as these stocks performed well because of their defensive characteristics. While we were somewhat constructive on the companies, their outsized benchmark allocation is one that we will rarely be comfortable matching.

Describe recent portfolio activity.

•

Fund turnover was relatively light, but the primary trend was toward defensiveness. We reduced exposure to some of the Fund’s non-US names, such as Iberdrola Renovables SA and Telecom Italia SpA, and built cash positions within the Fund. We also reduced exposure to independent power producers and energy traders throughout the period.

Describe Fund positioning at period end.

•

Overall, we remain defensive, but also realize that valuations are extremely attractive. We have built cash positions and reduced international exposure in an effort to limit further downside risk within the Fund amid a very volatile market environment. However, we are ready to opportunistically put cash to work, as stocks with favorable fundamentals are unfairly punished due to market conditions. As an example of this strategy, we recently added Qwest Communications International Inc. on extreme price weakness. This purchase has already generated strong performance on both a relative and absolute basis. We continue to be defensive, while searching for opportunities to add attractively-priced, high-quality companies with solid long-term prospects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$720.90	$4.66	$1,000	$1,019.69	$5.47
Investor A	$1,000	$720.00	$5.69	$1,000	$1,018.48	$6.68
Investor B	$1,000	$717.30	$9.77	$1,000	$1,013.72	$11.46
Investor B1	$1,000	$717.40	$8.27	$1,000	$1,015.47	$9.70
Investor C	$1,000	$717.00	$9.56	$1,000	$1,013.97	$11.21
Investor C1	$1,000	$717.60	$8.48	$1,000	$1,015.22	$9.95

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.08% for Institutional, 1.32% for Investor A, 2.27% for Investor B, 1.92% for Investor B1, 2.22% for Investor C and 1.97% for Investor C1), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2009

BlackRock Utilities and Telecommunications Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests primarily in equity and debt securities issued by domestic and foreign companies that are, in the opinion of the Manager, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

[3]

The S&P 500 Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues). The unmanaged Index represents about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged capitalization Index is comprised of all stocks designed to measure the performance of electric and natural gas utilities within the S&P 500 Index.

Performance Summary for the Period Ended January 31, 2009

		Average Annual Total Returns[1]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(27.91)%	(30.86)%	N/A	7.20%	N/A	3.14%	N/A
Investor A	(28.00)	(31.03)	(34.65)%	6.93	5.78%	2.89	2.34%
Investor B	(28.27)	(31.55)	(34.46)	6.10	5.79	2.10	2.10
Investor B1	(28.26)	(31.45)	(34.03)	6.35	6.04	2.46	2.46
Investor C	(28.30)	(31.60)	(32.24)	6.12	6.12	2.11	2.11
Investor C1	(28.24)	(31.43)	(32.08)	6.30	6.30	2.33	2.33
S&P 500 Index	(33.95)	(38.63)	N/A	(4.24)	N/A	(2.65)	N/A
S&P 500 Utilities Index	(22.69)	(24.26)	N/A	7.70	N/A	3.11	N/A

[1]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund/Trust Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	9

About Fund/Trust Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only to BlackRock Equity Dividend Fund) are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. For BlackRock Utilities and Telecommunications Fund, Inc. prior to October 2, 2006, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor B Share fees.

•

Investor B1 Shares (available only to Black Rock Utilities and Telecommunications Fund, Inc.) are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. For BlackRock Utilities and Telecommunications Fund, Inc. prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

•

Investor C1 Shares (available only to BlackRock Utilities and Telecommunications Fund, Inc.) are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•

Class R Shares (available only to BlackRock Equity Dividend Fund) do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 5,7 and 9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Disclosure of Expenses

Shareholders of the Funds/Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund/Trust expenses. The expense examples on pages 4, 6 and 8 (which are based on a hypothetical investment of $1,000 invested on August 1, 2008 and held through January 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in each Fund/Trust and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s/Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds/Trust and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	11

Portfolio Information as of January 31, 2009

BlackRock Equity Dividend Fund

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	5%
Chevron Corp.	4
JPMorgan Chase & Co.	3
Total SA	3
Raytheon Co.	3
AT&T Inc.	2
Verizon Communications, Inc.	2
Procter & Gamble Co.	2
The Travelers Cos., Inc.	2
BHP Billiton Ltd.	2

Sector Allocation	Percent of Long-Term Investments

Energy	20%
Consumer Staples	16
Financials	12
Industrials	12
Utilities	11
Materials	10
Health Care	7
Telecommunication Services	6
Information Technology	3
Consumer Discretionary	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BlackRock Natural Resources Trust

Ten Largest Holdings	Percent of Long-Term Investments

EOG Resources, Inc.	6%
Devon Energy Corp.	5
Murphy Oil Corp.	4
Exxon Mobil Corp.	4
Chevron Corp.	4
Apache Corp.	4
Transocean Ltd.	3
Occidental Petroleum Corp.	2
National Oilwell Varco, Inc.	2
Talisman Energy, Inc.	2

Industry Allocation	Percent of Long-Term Investments

Oil & Gas Exploration & Production	26%
Canadian Independents	13
Integrated Oil & Gas	19
Energy Equipment & Services	10
Oil & Gas Equipment & Services	9
Metals & Mining	7
Oil & Gas Drilling	6
Oil, Gas & Consumable Fuels	4
Gold	2
Utilities	2
Chemicals	1
Refining, Marketing & Transportation	1

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Portfolio Information as of January 31, 2009 (concluded)

BlackRock Utilities and Telecommunications Fund, Inc.

Ten Largest Holdings	Percent of Long-Term Investments

Verizon Communications, Inc.	5%
Public Service Enterprise Group, Inc.	5
FPL Group, Inc.	4
AT&T Inc.	4
NRG Energy, Inc.	4
Exelon Corp.	4
The Southern Co.	4
PPL Corp.	3
Entergy Corp.	3
FirstEnergy Corp.	3

Industry Allocation	Percent of Long-Term Investments

Electric Utilities	39%
Multi-Utilities	18
Diversified Telecommunication Services	16
Independent Power Producers & Energy Traders	9
Wireless Telecommunication Services	5
Gas Utilities	4
Oil, Gas & Consumable Fuels	4
Water Utilities	3
Construction & Engineering	1
Electronic Equipment & Instruments	1

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	13

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 5.7%
General Dynamics Corp.	685,300	$38,877,069
Northrop Grumman Corp.	708,800	34,107,456
Raytheon Co.	1,414,500	71,601,990
Rockwell Collins, Inc.	220,800	8,319,744
United Technologies Corp.	922,900	44,289,971

		197,196,230

Beverages — 2.3%
The Coca-Cola Co.	899,700	38,435,184
Diageo Plc	2,948,700	39,564,072

		77,999,256

Capital Markets — 0.0%
The Bank of New York Mellon Corp.	66,168	1,703,164

Chemicals — 3.2%
Air Products & Chemicals, Inc.	269,400	13,550,820
The Dow Chemical Co.	510,000	5,910,900
E.I. du Pont de Nemours & Co.	1,668,800	38,315,648
Olin Corp.	952,100	13,377,005
Praxair, Inc.	286,700	17,849,942
Rohm & Haas Co.	409,100	22,578,229

		111,582,544

Commercial Banks — 3.7%
The Bank of Nova Scotia	1,270,800	30,747,919
National Bank of Canada	953,900	26,619,741
SunTrust Banks, Inc.	103,400	1,267,684
The Toronto-Dominion Bank	516,500	16,763,874
U.S. Bancorp	1,793,300	26,612,572
Wells Fargo & Co.	1,346,400	25,446,960

		127,458,750

Computers & Peripherals — 2.4%
Hewlett-Packard Co.	1,092,500	37,964,375
International Business Machines Corp.	475,600	43,588,740

		81,553,115

Consumer Finance — 0.0%
American Express Co.	111,070	1,858,201

Containers & Packaging — 0.0%
Temple-Inland, Inc.	353,400	2,003,778

Diversified Financial Services — 2.4%
JPMorgan Chase & Co.	3,175,350	81,003,178

Diversified Telecommunication Services — 4.6%
AT&T Inc.	2,658,303	65,447,420
BCE, Inc.	165,773	3,391,716
Manitoba Telecom Services, Inc.	219,600	6,414,738
TELUS Corp. (Non-Voting Shares)	259,400	6,925,795
Verizon Communications, Inc.	2,078,521	62,085,422
Windstream Corp.	1,505,442	13,067,237

		157,332,328

Electric Utilities — 4.8%
American Electric Power Co., Inc.	392,500	12,304,875
Duke Energy Corp.	1,339,520	20,293,728
Exelon Corp.	512,400	27,782,328
FPL Group, Inc.	528,400	27,239,020
FirstEnergy Corp.	334,400	16,716,656
ITC Holdings Corp.	202,100	8,484,158
Northeast Utilities Inc.	310,200	7,382,760

Common Stocks	Shares	Value

Electric Utilities (concluded)
PPL Corp.	590,800	$18,113,928
The Southern Co.	836,000	27,964,200

		166,281,653

Electrical Equipment — 0.2%
Rockwell Automation, Inc.	248,300	6,465,732

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	418,500	26,265,060
Halliburton Co.	930,200	16,045,950
Schlumberger Ltd.	397,100	16,205,651

		58,516,661

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	921,900	43,439,928

Food Products — 3.8%
General Mills, Inc.	470,600	27,835,990
H.J. Heinz Co.	699,400	25,528,100
Kraft Foods, Inc.	1,114,503	31,261,809
Unilever NV (a)	2,070,900	45,497,673

		130,123,572

Gas Utilities — 1.0%
AGL Resources, Inc.	221,200	6,819,596
Equitable Resources, Inc.	851,000	29,129,730

		35,949,326

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	942,550	54,686,751
Tim Hortons, Inc.	140,100	3,442,257

		58,129,008

Household Durables — 0.3%
Electrolux AB	370,400	2,666,735
Newell Rubbermaid, Inc.	892,200	7,208,976

		9,875,711

Household Products — 3.8%
Clorox Co.	783,500	39,292,525
Kimberly-Clark Corp.	592,000	30,470,240
The Procter & Gamble Co.	1,098,500	59,868,250

		129,631,015

Industrial Conglomerates — 2.1%
3M Co.	511,100	27,492,069
General Electric Co.	3,641,103	44,166,579

		71,658,648

Insurance — 3.2%
The Allstate Corp.	754,400	16,347,848
Chubb Corp.	805,500	34,298,190
Marsh & McLennan Cos., Inc.	80,900	1,563,797
The Travelers Cos., Inc.	1,544,794	59,690,840

		111,900,675

Machinery — 1.8%
Caterpillar, Inc. (b)	843,400	26,018,890
Deere & Co.	1,075,100	37,348,974

		63,367,864

Marine — 0.1%
Eagle Bulk Shipping, Inc. (c)	634,300	3,387,162

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media — 0.1%
The McGraw-Hill Cos., Inc.	157,600	$3,465,624

Metals & Mining — 4.3%
Aluminum Corp. of China Ltd. (a)	421,420	4,719,904
BHP Billiton Ltd.	3,068,300	56,896,754
Barrick Gold Corp.	636,800	23,960,817
BlueScope Steel Ltd.	5,178,500	11,382,899
Nucor Corp.	584,600	23,845,834
Rio Tinto Ltd.	666,970	17,312,668
Southern Copper Corp.	703,100	9,801,214

		147,920,090

Multi-Utilities — 2.2%
Consolidated Edison, Inc.	260,200	10,603,150
DTE Energy Co.	130,500	4,502,250
Dominion Resources, Inc.	574,900	20,224,982
PG&E Corp.	280,500	10,846,935
Public Service Enterprise Group, Inc.	693,900	21,906,423
Wisconsin Energy Corp.	193,000	8,603,940

		76,687,680

Oil, Gas & Consumable Fuels — 14.9%
BP Plc (a)	704,947	29,939,099
Cameco Corp.	848,500	14,074,202
Chevron Corp. (b)	1,405,738	99,132,644
ConocoPhillips	780,698	37,106,576
Consol Energy, Inc.	440,100	11,997,126
Enbridge Inc.	918,700	30,147,595
Exxon Mobil Corp.	1,725,306	131,951,403
Marathon Oil Corp.	1,088,800	29,648,024
Murphy Oil Corp.	183,900	8,124,702
Occidental Petroleum Corp.	496,400	27,078,620
Peabody Energy Corp.	372,100	9,302,500
Spectra Energy Corp.	561,760	8,151,138
Total SA (a)	1,515,900	75,461,502

		512,115,131

Paper & Forest Products — 0.7%
MeadWestvaco Corp.	837,700	9,750,828
Weyerhaeuser Co.	466,800	12,762,312

		22,513,140

Personal Products — 0.4%
Avon Products, Inc.	676,600	13,836,470

Pharmaceuticals — 5.4%
Abbott Laboratories	702,100	38,924,424
Bristol-Myers Squibb Co. (b)	2,245,200	48,069,732
Johnson & Johnson	620,700	35,808,183
Pfizer, Inc.	2,081,512	30,348,445
Wyeth	811,200	34,857,264

		188,008,048

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) — 0.4%
Boston Properties, Inc.	153,200	$6,633,560
Vornado Realty Trust	137,000	6,960,970

		13,594,530

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	580,816	7,492,526

Software — 0.3%
Microsoft Corp.	608,430	10,404,153

Specialty Retail — 0.1%
Home Depot, Inc.	28,228	607,749
Limited Brands, Inc.	369,700	2,928,024

		3,535,773

Tobacco — 1.8%
Altria Group, Inc.	796,500	13,174,110
Philip Morris International, Inc.	1,271,100	47,221,365

		60,395,475

Water Utilities — 0.6%
American Water Works Co, Inc.	900,200	19,066,236

Wireless Telecommunication Services — 0.5%
Vodafone Group Plc (a)	873,781	16,243,589

Total Long-Term Investments (Cost — $3,827,126,772) — 82.0%		2,823,695,964

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Cash Sweep Series, 0.66% (d)(e)	$601,807	601,807,095
BlackRock Liquidity Series, LLC Money Market Series, 0.77% (d)(e)(f)	3,580	3,579,600

Total Short-Term Securities (Cost — $605,386,695) — 17.6%		605,386,695

Total Investments (Cost — $4,432,513,467*) — 99.6%		$3,429,082,659

Other Assets Less Liabilities — 0.4%		15,341,261

Net Assets — 100.0%		$3,444,423,920

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	15

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,426,675,305

Gross unrealized appreciation	$16,315,538
Gross unrealized depreciation	(1,013,908,184)

Net unrealized depreciation	$(997,592,646)

(a)	Depositary receipts.

(b)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$200,971,512	$4,126,442
BlackRock Liquidity Series, LLC Money Market Series	$3,579,600	$3,517

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of January 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

6,270	S&P 500 Index	March 2009	$281,604,479	$(17,386,679)

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s Investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Liabilities

Level 1	$2,695,872,836	$(17,386,679)
Level 2	733,209,823	—
Level 3	—	—

Total	$3,429,082,659	$(17,386,679)

*	Other financial instruments are futures, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canadian Independents — 12.1%
Addax Petroleum Corp.	44,300	$708,078
Canadian Natural Resources Ltd.	85,600	3,063,799
Compton Petroleum Corp. (a)	113,800	96,515
Connacher Oil And Gas Ltd. (a)	436,000	320,000
Crew Energy, Inc. (a)	270,700	772,640
EnCana Corp.	123,622	5,501,368
Husky Energy, Inc.	106,400	2,641,236
Iteration Energy Ltd. (a)	144,063	111,608
Nexen, Inc.	118,600	1,727,377
Niko Resources Ltd.	21,800	896,711
Pan Orient Energy Corp. (a)	224,000	597,333
Paramount Resources Ltd. (a)	75,000	433,028
Petro-Canada	116,800	2,532,691
Progress Energy Resources Corp. (a)	140,653	1,204,368
Suncor Energy, Inc.	228,400	4,378,947
TUSK Energy Corp. (a)	673,096	466,570
Talisman Energy, Inc.	601,800	5,697,776
TriStar Oil and Gas Ltd. (a)	222,959	1,963,676
UTS Energy Corp. (a)	150,000	211,621

		33,325,342

Chemicals — 0.8%
E.I. du Pont de Nemours & Co.	33,400	766,864
Intrepid Potash, Inc. (a)	18,400	374,992
Praxair, Inc.	18,000	1,120,680

		2,262,536

Energy Equipment & Services — 9.3%
Acergy SA (b)	85,000	466,650
Cameron International Corp. (a)	186,200	4,312,392
Dresser-Rand Group, Inc. (a)	179,800	3,502,504
Dril-Quip, Inc. (a)	56,000	1,372,000
National Oilwell Varco, Inc. (a)	239,601	6,335,051
Tesco Corp. (a)	106,300	1,056,622
Transocean Ltd. (a)	150,909	8,242,650
Trican Well Service Ltd.	42,500	235,331

		25,523,200

Gold — 1.9%
Barrick Gold Corp.	51,800	1,949,074
Eldorado Gold Corp. (a)	404,500	3,166,728

		5,115,802

Independent Power Producers & Energy Traders — 0.0%
Dynegy, Inc. Class A (a)	2,656	5,604

Integrated Oil & Gas — 18.4%
BP Plc (b)	40,800	1,732,776
Chevron Corp.	139,591	9,843,957
ConocoPhillips	112,475	5,345,937
Eni SpA (b)	19,250	816,008
Exxon Mobil Corp.	129,328	9,891,006
Hess Corp.	64,800	3,603,528
Marathon Oil Corp.	142,400	3,877,552
Murphy Oil Corp.	247,400	10,930,132
Total SA (b)	90,800	4,520,024

		50,560,920

Common Stocks	Shares	Value

Marine — 0.4%
Aegean Marine Petroleum Network, Inc.	72,300	$1,237,053

Metals & Mining — 6.8%
Alcoa, Inc.	22,900	178,391
Alumina Ltd.	153,800	108,028
Aluminum Corp. of China Ltd. (b)(c)	188,500	2,111,200
BHP Billiton Ltd.	60,500	1,121,876
Companhia Vale do Río Doce (Common Shares) (b)	174,000	2,455,140
First Quantum Minerals Ltd.	55,700	990,677
Franco-Nevada Corp.	75,000	1,556,575
Goldcorp, Inc.	124,682	3,692,926
HudBay Minerals, Inc. (a)	195,000	779,205
Inmet Mining Corp.	12,700	215,007
Newcrest Mining Ltd.	162,000	3,140,313
Newmont Mining Corp.	9,100	361,998
Southern Copper Corp.	137,400	1,915,356

		18,626,692

Oil & Gas Drilling — 5.3%
Diamond Offshore Drilling, Inc.	46,600	2,924,616
Helmerich & Payne, Inc.	95,200	2,138,192
Nabors Industries Ltd. (a)	109,000	1,193,550
Noble Corp.	149,900	4,069,785
Pride International, Inc. (a)	70,700	1,139,684
Rowan Cos., Inc.	50,000	633,000
Saipem SpA	164,500	2,506,422

		14,605,249

Oil & Gas Equipment & Services — 8.5%
BJ Services Co.	59,900	658,900
Baker Hughes, Inc.	89,300	2,975,476
Complete Production Services, Inc. (a)	39,100	250,631
Exterran Holdings, Inc. (a)	521	11,545
FMC Technologies, Inc. (a)	142,600	4,219,534
Halliburton Co.	174,200	3,004,950
Oil States International, Inc. (a)	73,400	1,343,954
Schlumberger Ltd.	75,800	3,093,398
Smith International, Inc.	80,700	1,831,890
Technip SA (b)	64,975	1,997,981
Weatherford International Ltd. (a)	349,452	3,854,456

		23,242,715

Oil & Gas Exploration & Production — 24.2%
Anadarko Petroleum Corp.	52,200	1,917,828
Apache Corp.	126,760	9,507,000
CNOOC Ltd. (b)	31,400	2,701,656
Cabot Oil & Gas Corp. Class A	88,200	2,424,618
Carrizo Oil & Gas, Inc. (a)(c)	59,100	819,126
Cimarex Energy Co.	21,094	523,975
Denbury Resources, Inc. (a)	58,113	711,303
Devon Energy Corp.	196,898	12,128,917
EOG Resources, Inc.	210,900	14,292,693
Forest Oil Corp. (a)	45,800	687,000
Mariner Energy, Inc. (a)	37,065	366,944
Newfield Exploration Co. (a)	69,000	1,324,110
Noble Energy, Inc.	63,800	3,121,734
Occidental Petroleum Corp.	117,100	6,387,805
Pioneer Natural Resources Co.	36,600	535,824
Range Resources Corp.	156,900	5,623,296
SandRidge Energy, Inc. (a)	104,300	694,638
Southwestern Energy Co. (a)	62,000	1,962,300
XTO Energy, Inc.	25,125	931,886

		66,662,653

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	17

Schedule of Investments (concluded)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 3.9%
Arch Coal, Inc.	36,000	$546,840
Coastal Energy Co. (a)	500,000	599,388
Consol Energy, Inc.	68,200	1,859,132
Patriot Coal Corp. (a)	27,840	142,819
Peabody Energy Corp.	139,200	3,480,000
Petroleo Brasileiro SA (b)	107,400	2,813,880
Whiting Petroleum Corp. (a)	46,700	1,354,300

		10,796,359

Paper & Forest Products — 0.2%
Votorantim Celulose e Papel SA (a)(b)	100,000	580,000

Refining, Marketing & Transportation — 0.8%
Valero Energy Corp.	89,000	2,146,680

Utilities — 1.6%
Equitable Resources, Inc.	102,000	3,491,460
Williams Cos., Inc.	67,200	950,880

		4,442,340

Total Long-Term Investments (Cost — $191,721,923) — 94.2%		259,133,145

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Cash Sweep Series, 0.66% (d)(e)	$15,996	15,995,973
BlackRock Liquidity Series, LLC Money Market Series, 0.77% (d)(e)(f)	1,637	1,636,800

Total Short-Term Securities (Cost — $17,632,773) — 6.4%		17,632,773

Total Investments (Cost — $209,354,696*) — 100.6%		276,765,918

Liabilities in Excess of Other Assets — (0.6)%		(1,770,746)

Net Assets — 100.0%		$274,995,172

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$209,863,156

Gross unrealized appreciation	$101,820,650
Gross unrealized depreciation	(34,917,888)

Net unrealized appreciation	$66,902,762

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$15,955,973	$171,801
BlackRock Liquidity Series, LLC Money Market Series	$1,636,800	$2,453
Merrill Lynch Premier Institutional Fund	$(6,031,600)	—

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of January 31, 2009 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Appreciation

		State Street
USD 66,503	CAD 80,500	Bank & Trust Co.	2/02/09	$858

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$252,256,504	—
Level 2	24,509,414	$858
Level 3	—	—

Total	$276,765,918	$858

*	Other financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

•	Currency Abbreviations:

CAD Canadian Dollar
USD US Dollar

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Utilities and Telecommunications Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.1%
Suez Environnement SA	8,300	$132,262

Construction & Engineering — 0.5%
Quanta Services, Inc. (a)	21,075	450,584

Diversified Telecommunication Services — 14.7%
AT&T Inc.	147,762	3,637,900
Cable & Wireless Plc	100,500	227,645
Deutsche Telekom AG	30,600	369,265
France Telecom SA	24,300	544,537
Frontier Communications Corp.	74,400	603,384
GVT Holding SA (a)	25,900	277,197
Koninklijke KPN NV	42,000	559,040
Manitoba Telecom Services, Inc.	30,000	876,330
Qwest Communications International Inc.	253,300	815,626
TW Telecom, Inc. (a)	41,000	313,650
Telefonica SA	79,448	1,408,513
Verizon Communications, Inc.	142,500	4,256,475
Windstream Corp.	39,141	339,744

		14,229,306

Electric Utilities — 36.1%
Allegheny Energy, Inc.	50,800	1,688,592
American Electric Power Co., Inc.	51,000	1,598,850
British Energy Group Plc	40,000	445,833
CPFL Energia SA (b)	12,100	465,487
Cia Energetica de Minas Gerais (b)	47,950	651,641
DPL, Inc.	75,000	1,616,250
Duke Energy Corp.	177,532	2,689,610
E.ON AG	19,800	637,774
EDP — Energias do Brasil SA	33,200	317,690
Edison International	18,000	586,260
Electricité de France SA	8,600	419,138
Entergy Corp.	39,800	3,039,128
Exelon Corp.	60,700	3,291,154
FPL Group, Inc.	77,300	3,984,815
FirstEnergy Corp.	56,700	2,834,433
ITC Holdings Corp.	49,500	2,078,010
Iberdrola SA	113,000	874,972
NV Energy, Inc.	23,300	250,009
Northeast Utilities Inc.	30,700	730,660
PPL Corp.	101,800	3,121,188
Pepco Holdings, Inc.	6,400	113,984
Progress Energy, Inc.	12,400	480,128
The Southern Co.	94,000	3,144,300

		35,059,906

Electronic Equipment & Instruments — 0.5%
Itron, Inc. (a)	6,800	444,040

Gas Utilities — 4.0%
Equitable Resources, Inc.	30,300	1,037,169
New Jersey Resources Corp.	20,400	817,836
Questar Corp.	44,400	1,508,712
UGI Corp.	19,000	482,030

		3,845,747

Common Stocks	Shares	Value

Independent Power Producers &Energy Traders — 7.8%
AES Tiete SA (Preference Shares)	68,500	$474,481
Constellation Energy Group, Inc.	47,400	1,246,620
Dynegy, Inc. Class A (a)	373,300	787,663
International Power Plc	132,500	519,676
NRG Energy, Inc. (a)	147,600	3,447,936
Ormat Technologies, Inc.	25,300	784,047
Tractebel Energia SA	42,500	328,642

		7,589,065

Media — 0.3%
Vivendi SA	13,000	334,887

Multi-Utilities — 16.6%
Ameren Corp.	12,600	418,950
CMS Energy Corp.	132,500	1,556,875
Centrica Plc	183,700	683,474
Consolidated Edison, Inc.	36,200	1,475,150
Dominion Resources, Inc.	56,674	1,993,791
GDF Suez	31,689	1,212,391
NSTAR	26,200	886,084
National Grid Plc	54,718	510,659
PG&E Corp.	54,500	2,107,515
Public Service Enterprise Group, Inc.	128,000	4,040,960
RWE AG	4,500	349,638
Wisconsin Energy Corp.	19,100	851,478

		16,086,965

Oil, Gas & Consumable Fuels — 3.9%
Consol Energy, Inc.	7,500	204,450
Devon Energy Corp.	10,000	616,000
EOG Resources, Inc.	10,500	711,585
El Paso Corp.	40,500	331,290
Range Resources Corp.	5,900	211,456
Southwestern Energy Co. (a)	17,600	557,040
Spectra Energy Corp.	25,816	374,590
Williams Cos., Inc.	58,800	832,020

		3,838,431

Water Utilities — 2.9%
American States Water Co.	3,400	117,538
American Water Works Co, Inc.	25,500	540,090
Aqua America, Inc.	31,500	653,310
California Water Service Group	14,200	617,700
Cia de Saneamento Basico do Estado de São Paulo	20,800	225,034
Cia Saneamento (Preference Shares) (c)(d)	314	16,891
Companhia de Saneamento de Minas Gerais	32,000	264,138
Northumbrian Water Group Plc	100,000	339,268

		2,773,969

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	19

Schedule of Investments (concluded)	BlackRock Utilities and Telecommunications Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Wireless Telecommunication Services — 4.8%
America Movil, SA de CV (b)	29,400	$838,194
American Tower Corp. Class A (a)	22,700	688,718
Millicom International Cellular SA	8,000	313,280
Rogers Communications, Inc. Class B	17,000	478,720
SBA Communications Corp. Class A (a)	37,700	750,230
Vodafone Group Plc (b)	84,512	1,571,077

		4,640,219

Total Common Stocks (Cost — $79,220,295) — 92.2%		89,425,381

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Cash Sweep Series, 0.66% (e)(f)	$7,008	7,007,779

Total Short-Term Securities (Cost — $7,007,779) — 7.2%		7,007,779

Total Investments (Cost — $86,228,074*) — 99.4%		96,433,160
Other Assets Less Liabilities — 0.6%		571,558

Net Assets — 100.0%		$97,004,718

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$86,140,488

Gross unrealized appreciation	$17,608,020
Gross unrealized depreciation	(7,315,348)

Net unrealized appreciation	$10,292,672

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Convertible security.

(d)	Security is valued in accordance with the Fund’s fair valuation policy.

(e)	Represents the current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Income	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$6,998,585	$81,313

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$79,839,519
Level 2	16,576,750
Level 3	16,891

Total	$96,433,160

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance as of July 31, 2008	$25,019
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(8,128)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance as of January 31, 2009	$16,891

*	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Statements of Assets and Liabilities

January 31, 2009 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust	BlackRock Utilities and Telecommunications Fund, Inc.

Assets

Investments at value — unaffiliated[1,2]	$2,823,695,964	$259,133,145	$89,425,381
Investments at value — affiliated[3]	605,386,695	17,632,773	7,007,779
Cash	—	—	6,100
Foreign currency at value[4]	166,099	1,045,454	28,814
Unrealized appreciation on foreign currency exchange contracts	—	858	—
Dividends receivable	7,406,334	140,775	289,486
Investments sold receivable	—	65,647	428,171
Capital shares sold receivable	27,503,373	1,040,236	46,069
Interest receivable	—	489	—
Prepaid expenses	139,773	27,440	15,748
Securities lending income receivable — affiliated	3,517	640	—
Other assets	244,748	—	556

Total assets	3,464,546,503	279,087,457	97,248,104

Liabilities

Collateral at value — securities loaned	3,579,600	1,636,800	—
Bank overdraft	19,553	—	—
Capital shares redeemed payable	7,001,765	668,356	111,868
Investments purchased payable	—	1,354,300	—
Margin variation payable	6,364,050	—	—
Investment advisory fees payable	1,728,032	137,803	49,041
Other affiliates payable	529,075	67,710	804
Distribution fees payable	879,483	95,488	25,472
Officer’s and Directors’ fees payable	527	41	55
Other liabilities	20,498	3,191	101
Other accrued expenses payable	—	128,596	56,045

Total liabilities	20,122,583	4,092,285	243,386

Net Assets	$3,444,423,920	$274,995,172	$97,004,718

Net Assets Consist of

Institutional Shares, $0.10 par value	$8,691,952	$117,471	$163,654
Service Shares, $0.10 par value	116,050	—	—
Investor A Shares, $0.10 par value	13,809,346	443,189	648,905
Investor B Shares, $0.10 par value	552,758	59,902	10,336
Investor B1 Shares, $0.10 par value	—	—	48,322
Investor C Shares, $0.10 par value	4,007,898	169,392	30,572
Investor C1 Shares, $0.10 par value	—	—	82,979
Class R Shares, $0.10 par value	1,086,216	—	—
Paid-in capital in excess of par	4,734,609,405	213,214,361	89,242,971
Undistributed (accumulated) net investment income (loss)	2,949,755	(853,119)	84,504
Accumulated net realized loss	(300,573,554)	(5,473,047)	(3,501,241)
Net unrealized appreciation/depreciation	(1,020,825,906)	67,317,023	10,193,716

Net Assets	$3,444,423,920	$274,995,172	$97,004,718

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	21

Statements of Assets and Liabilities (concluded)

January 31, 2009 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust	BlackRock Utilities and Telecommunications Fund, Inc.

Net Asset Value

Institutional:
Net assets	$1,062,685,677	$42,615,116	$16,139,021

Shares outstanding	86,919,520	1,174,713	1,636,541

Net asset value	$12.23	$36.28	$9.86

Shares authorized	Unlimited	Unlimited	100,000,000

Service:
Net assets	$14,164,730	—	—

Shares outstanding	1,160,502	—	—

Net asset value	$12.21	—	—

Shares authorized	Unlimited	—	—

Investor A:
Net assets	$1,685,925,206	$157,612,181	$64,061,507

Shares outstanding	138,093,462	4,431,895	6,489,049

Net asset value	$12.21	$35.56	$9.87

Shares authorized	Unlimited	Unlimited	100,000,000

Investor B:
Net assets	$67,836,857	$19,751,162	$1,012,434

Shares outstanding	5,527,584	599,023	103,362

Net asset value	$12.27	$32.97	$9.80

Shares authorized	Unlimited	Unlimited	100,000,000

Investor B1:
Net assets	—	—	$4,766,582

Shares outstanding	—	—	483,223

Net asset value	—	—	$9.86

Shares authorized	—	—	100,000,000

Investor C:
Net assets	$480,491,524	$55,016,713	$2,951,982

Shares outstanding	40,078,982	1,693,920	305,722

Net asset value	$11.99	$32.48	$9.66

Shares authorized	Unlimited	Unlimited	100,000,000

Investor C1:
Net assets	—	—	$8,073,192

Shares outstanding	—	—	829,793

Net asset value	—	—	$9.73

Shares authorized	—	—	100,000,000

Class R:
Net assets	$133,319,926	—	—

Shares outstanding	10,862,161	—	—

Net asset value	$12.27	—	—

Shares authorized	Unlimited	—	—

[1] Securities loaned — at value	$3,185,844	$1,644,860	—

[2] Investments at cost — unaffiliated	$3,827,126,772	$191,721,923	$79,220,295

[3] Investments at cost — affiliated	$605,386,695	$17,632,773	$7,007,779

[4] Cost of foreign currency	$172,200	$1,139,850	$29,056

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Statements of Operations

Six Months Ended January 31, 2009 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust	BlackRock Utilities and Telecommunications Fund, Inc.

Investment Income

Dividends	$58,290,581	$2,290,776	$1,822,707
Foreign taxes withheld	(913,359)	(104,656)	(32,187)
Income — affiliated	4,127,118	171,993	81,648
Securities lending — affiliated	3,517	2,453	—

Total income	61,507,857	2,360,566	1,872,168

Expenses

Investment advisory	10,456,082	1,064,938	338,234
Service — Service	14,652	—	—
Service — Investor A	2,068,294	249,693	92,016
Service and distribution — Investor B	408,310	137,631	5,622
Service and distribution — Investor B1	—	—	23,781
Service and distribution — Investor C	2,556,766	364,904	16,618
Service and distribution — Investor C1	—	—	38,602
Service and distribution — Class R	305,916	—	—
Transfer agent — Institutional	498,802	43,867	14,609
Transfer agent — Service	4,210	—	—
Transfer agent — Investor A	1,241,746	229,301	54,191
Transfer agent — Investor B	80,520	27,853	1,974
Transfer agent — Investor B1	—	—	7,758
Transfer agent — Investor C	371,481	96,305	4,961
Transfer agent — Investor C1	—	—	11,915
Transfer agent — Class R	148,780	—	—
Accounting services	256,008	91,219	48,883
Registration	145,878	34,452	29,305
Printing	100,883	39,720	34,451
Custodian	81,916	37,503	11,876
Professional	59,062	32,529	34,334
Officer and Directors	53,816	13,881	8,317
Miscellaneous	58,640	20,552	15,061

Total expenses	18,911,762	2,484,348	792,508
Less fees waived by advisor	(14,447)	—	—
Less fees paid indirectly	(24)	—	(381)

Total expenses after fees paid indirectly	18,897,291	2,484,348	792,127

Net investment income (loss)	42,610,566	(123,782)	1,080,041

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(281,430,396)	(5,231,997)	(3,496,829)
Futures	1,255,484	—	—
Foreign currency	(330,876)	(153,001)	(4,404)

	(280,505,788)	(5,384,998)	(3,501,233)

Net change in unrealized appreciation/depreciation on:
Investments	(1,091,077,842)	(255,363,440)	(38,462,487)
Futures	(17,386,679)	—	—
Foreign currency	(4,911)	(87,006)	(17,169)

	(1,108,469,432)	(255,450,446)	(38,479,656)

Total realized and unrealized loss	(1,388,975,220)	(260,835,444)	(41,980,889)

Net Decrease in Net Assets Resulting from Operations	$(1,346,364,654)	$(260,959,226)	$(40,900,848)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	23

Statements of Changes in Net Assets	BlackRock Equity Dividend Fund

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008

Operations

Net investment income	$42,610,566	$46,943,999
Net realized gain (loss)	(280,505,788)	5,578,523
Net change in unrealized appreciation/depreciation	(1,108,469,432)	(248,374,410)

Net decrease in net assets resulting from operations	(1,346,364,654)	(195,851,888)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(16,444,919)	(15,441,977)
Service	(163,172)	(109,472)
Investor A	(21,933,427)	(19,224,018)
Investor B	(670,539)	(916,440)
Investor C	(4,813,306)	(4,804,460)
Class R	(1,475,300)	(1,096,496)
Net realized gain:
Institutional	—	(8,235,330)
Service	—	(44,839)
Investor A	—	(9,901,143)
Investor B	—	(1,420,001)
Investor C	—	(5,064,731)
Class R	—	(649,778)
Tax return on capital:
Institutional	—	(561,389)
Service	—	(5,209)
Investor A	—	(862,842)
Investor B	—	(59,120)
Investor C	—	(311,826)
Class R	—	(58,930)

Decrease in net assets resulting from dividends and distributions to shareholders	(45,500,663)	(68,768,001)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	1,196,075,699	2,444,990,311

Net Assets

Total increase (decrease) in net assets	(195,789,618)	2,180,370,422
Beginning of period	3,640,213,538	1,459,843,116

End of period	$3,444,423,920	$3,640,213,538

End of period undistributed net investment income	$2,949,755	$5,839,852

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Statements of Changes in Net Assets	BlackRock Natural Resources Trust

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008

Operations

Net investment loss	$(123,782)	$(1,222,538)
Net realized gain (loss)	(5,384,998)	12,832,260
Net change in unrealized appreciation/depreciation	(255,450,446)	56,616,414

Net increase (decrease) in net assets resulting from operations	(260,959,226)	68,226,136

Distributions to Shareholders From

Net realized gain:
Institutional	(844,577)	(3,262,487)
Investor A	(3,222,416)	(10,719,439)
Investor B	(481,269)	(2,061,398)
Investor C	(1,286,378)	(4,552,267)

Decrease in net assets resulting from distributions to shareholders	(5,834,640)	(20,595,591)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(28,674,234)	66,681,498

Net Assets

Total increase (decrease) in net assets	(295,468,100)	114,312,043
Beginning of period	570,463,272	456,151,229

End of period	$274,995,172	$570,463,272

End of period accumulated net investment loss	$(853,119)	$(729,337)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	25

Statements of Changes in Net Assets	BlackRock Utilities and Telecommunications Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period December 1, 2007 to July 31, 2008	Year Ended November 30, 2007

Operations

Net investment income	$1,080,041	$1,862,789	$2,106,382
Net realized gain (loss)	(3,501,233)	4,319,972	16,158,803
Net change in unrealized appreciation/depreciation	(38,479,656)	(24,001,737)	20,049,078

Net increase (decrease) in net assets resulting from operations	(40,900,848)	(17,818,976)	38,314,263

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(245,582)	(388,934)	(454,751)
Investor A	(869,424)	(1,323,321)	(1,377,723)
Investor B	(7,287)	(9,789)	(7,234)
Investor B1	(50,982)	(86,659)	(107,450)
Investor C	(24,215)	(32,188)	(16,756)
Investor C1	(82,677)	(115,141)	(123,612)
Net realized gain:
Institutional	(712,776)	(2,457,512)	—
Investor A	(2,825,657)	(9,478,659)	—
Investor B	(41,376)	(118,768)	—
Investor B1	(247,208)	(1,113,505)	—
Investor C	(131,014)	(321,936)	—
Investor C1	(373,896)	(1,383,322)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(5,612,094)	(16,829,734)	(2,087,526)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(5,473,880)	4,451,326	(13,368,045)

Net Assets

Total increase (decrease) in net assets	(51,986,822)	(30,197,384)	22,858,692
Beginning of period	148,991,540	179,188,924	156,330,232

End of period	$97,004,718	$148,991,540	$179,188,924

End of period undistributed net investment income	$84,504	$284,630	$389,829

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights	BlackRock Equity Dividend Fund

	Institutional

	Six Months Ended January 31, 2009 (Unaudited)
		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$18.23	$19.57	$17.20	$15.32	$12.79	$10.94

Net investment income[1]	0.21	0.45	0.39	0.34	0.25	0.18
Net realized and unrealized gain (loss)	(6.00)	(1.12)	2.60	1.88	2.52	1.85

Net increase (decrease) from investment operations	(5.79)	(0.67)	2.99	2.22	2.77	2.03

Dividends and distributions from:
Net investment income	(0.21)	(0.39)	(0.39)	(0.31)	(0.24)	(0.18)
Net realized gain	—	(0.27)	(0.23)	(0.03)	—	—
Tax return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.21)	(0.67)	(0.62)	(0.34)	(0.24)	(0.18)

Net asset value, end of period	$12.23	$18.23	$19.57	$17.20	$15.32	$12.79

Total Investment Return[2]

Based on net asset value	(31.82)%[3]	(3.67)%	17.68%	14.68%	21.78%	18.66%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	0.73%[4]	0.74%	0.76%	0.82%	0.87%	0.92%

Total expenses	0.73%[4]	0.74%	0.76%	0.82%	0.87%	0.92%

Net investment income	2.80%[4]	2.31%	2.08%	2.10%	1.76%	1.51%

Supplemental Data

Net assets, end of period (000)	$1,062,686	$1,107,277	$496,465	$276,433	$191,538	$120,151

Portfolio turnover	4%	2%	9%	2%	4%	8%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	27

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Service

	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008	October 2, 2006[1] to July 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$18.19	$19.55	$17.34

Net investment income[2]	0.18	0.39	0.23
Net realized and unrealized gain (loss)	(5.97)	(1.11)	2.56

Net increase (decrease) from investment operations	(5.79)	(0.72)	2.79

Dividends and distributions from:
Net investment income	(0.19)	(0.36)	(0.35)
Net realized gain	—	(0.27)	(0.23)
Tax return of capital	—	(0.01)	—

Total dividends and distributions	(0.19)	(0.64)	(0.58)

Net asset value, end of period	$12.21	$18.19	$19.55

Total Investment Return

Based on net asset value	(31.87)%[3]	(3.93)%	16.42%[3]

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	0.97%[4]	0.99%	1.02%[4]

Total expenses	0.97%[4]	0.99%	1.02%[4]

Net investment income	2.55%[4]	2.02%	1.60%[4]

Supplemental Data

Net assets, end of period (000)	$14,165	$9,688	$1,642

Portfolio turnover	4%	2%	9%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor A

	Six Months Ended January 31, 2009 (Unaudited)
		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$18.20	$19.55	$17.19	$15.31	$12.78	$10.94

Net investment income[1]	0.18	0.39	0.34	0.30	0.21	0.15
Net realized and unrealized gain (loss)	(5.98)	(1.12)	2.59	1.89	2.52	1.84

Net increase (decrease) from investment operations	(5.80)	(0.73)	2.93	2.19	2.73	1.99

Dividends and distributions from:
Net investment income	(0.19)	(0.34)	(0.34)	(0.28)	(0.20)	(0.15)
Net realized gain	—	(0.27)	(0.23)	(0.03)	—	—
Tax return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.19)	(0.62)	(0.57)	(0.31)	(0.20)	(0.15)

Net asset value, end of period	$12.21	$18.20	$19.55	$17.19	$15.31	$12.78

Total Investment Return[2]

Based on net asset value	(31.93)%[3]	(3.94)%	17.35%	14.42%	21.51%	18.28%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	1.04%[4]	1.02%	1.03%	1.07%	1.12%	1.17%

Total expenses	1.04%[4]	1.02%	1.03%	1.07%	1.12%	1.17%

Net investment income	2.48%[4]	2.01%	1.80%	1.85%	1.51%	1.26%

Supplemental Data

Net assets, end of period (000)	$1,685,925	$1,733,008	$531,661	$278,233	$185,675	$128,068

Portfolio turnover	4%	2%	9%	2%	4%	8%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	29

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor B

	Six Months Ended January 31, 2009 (Unaudited)
		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$18.27	$19.62	$17.24	$15.36	$12.83	$10.97

Net investment income[1]	0.13	0.26	0.20	0.18	0.11	0.06
Net realized and unrealized gain (loss)	(6.01)	(1.16)	2.60	1.88	2.52	1.86

Net increase (decrease) from investment operations	(5.88)	(0.90)	2.80	2.06	2.63	1.92

Dividends and distributions from:
Net investment income	(0.12)	(0.17)	(0.19)	(0.15)	(0.10)	(0.06)
Net realized gain	—	(0.27)	(0.23)	(0.03)	—	—
Tax return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.12)	(0.45)	(0.42)	(0.18)	(0.10)	(0.06)

Net asset value, end of period	$12.27	$18.27	$19.62	$17.24	$15.36	$12.83

Total Investment Return[2]

Based on net asset value	(32.21)%[3]	(4.75)%	16.50%	13.48%	20.52%	17.52%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	1.84%[4]	1.80%	1.82%	1.84%	1.89%	1.94%

Total expenses	1.84%[4]	1.80%	1.82%	1.84%	1.89%	1.94%

Net investment income	1.72%[4]	1.31%	1.05%	1.09%	0.75%	0.49%

Supplemental Data

Net assets, end of period (000)	$67,837	$100,597	$102,810	$83,643	$78,548	$62,608

Portfolio turnover	4%	2%	9%	2%	4%	8%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C

	Six Months Ended January 31, 2009 (Unaudited)

		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$17.87	$19.22	$16.92	$15.08	$12.60	$10.79

Net investment income[1]	0.13	0.25	0.19	0.17	0.10	0.06
Net realized and unrealized gain (loss)	(5.88)	(1.11)	2.56	1.86	2.49	1.81

Net increase (decrease) from investment operations	(5.75)	(0.86)	2.75	2.03	2.59	1.87

Dividends and distributions from:
Net investment income	(0.13)	(0.21)	(0.22)	(0.16)	(0.11)	(0.06)
Net realized gain	—	(0.27)	(0.23)	(0.03)	—	—
Tax return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.13)	(0.49)	(0.45)	(0.19)	(0.11)	(0.06)

Net asset value, end of period	$11.99	$17.87	$19.22	$16.92	$15.08	$12.60

Total Investment Return[2]

Based on net asset value	(32.20)%[3]	(4.67)%	16.50%	13.56%	20.58%	17.40%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	1.78%[4]	1.76%	1.78%	1.84%	1.89%	1.94%

Total expenses	1.78%[4]	1.76%	1.78%	1.84%	1.89%	1.94%

Net investment income	1.75%[4]	1.31%	1.04%	1.09%	0.74%	0.48%

Supplemental Data

Net assets, end of period (000)	$480,492	$570,963	$295,005	$135,557	$81,489	$43,287

Portfolio turnover	4%	2%	9%	2%	4%	8%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	31

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Class R

	Six Months Ended January 31, 2009 (Unaudited)

		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$18.29	$19.66	$17.30	$15.41	$12.87	$11.02

Net investment income[1]	0.16	0.33	0.27	0.27	0.19	0.07
Net realized and unrealized gain (loss)	(6.01)	(1.13)	2.61	1.89	2.54	1.91

Net increase (decrease) from investment operations	(5.85)	(0.80)	2.88	2.16	2.73	1.98

Dividends and distributions from:
Net investment income	(0.17)	(0.29)	(0.29)	(0.24)	(0.19)	(0.13)
Net realized gain	—	(0.27)	(0.23)	(0.03)	—	—
Tax return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.17)	(0.57)	(0.52)	(0.27)	(0.19)	(0.13)

Net asset value, end of period	$12.27	$18.29	$19.66	$17.30	$15.41	$12.87

Total Investment Return

Based on net asset value	(32.05)%[2]	(4.26)%	16.96%	14.18%	21.31%	18.19%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	1.36%[3]	1.33%	1.36%	1.32%	1.29%	1.33%

Total expenses	1.38%[3]	1.34%	1.37%	1.32%	1.29%	1.33%

Net investment income	2.15%[3]	1.68%	1.41%	1.61%	1.32%	1.05%

Supplemental Data

Net assets, end of period (000)	$133,320	$118,681	$32,259	$10,204	$2,809	$741

Portfolio turnover	4%	2%	9%	2%	4%	8%

[1]	Based on average shares outstanding.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Institutional

	Six Months Ended January 31, 2009 (Unaudited)

		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$71.61	$63.83	$55.85	$44.93	$29.22	$21.25

Net investment income[1]	0.10	0.17	0.17	0.16	0.02	— [2]
Net realized and unrealized gain (loss)	(34.64)	10.48	10.65	11.09	15.69	7.97

Net increase (decrease) from investment operations	(34.54)	10.65	10.82	11.25	15.71	7.97

Distributions from net realized gain	(0.79)	(2.87)	(2.84)	(0.33)	—	—

Net asset value, end of period	$36.28	$71.61	$63.83	$55.85	$44.93	$29.22

Total Investment Return[3]

Based on net asset value	(48.23)%[4]	16.86%	20.98%	25.10%	53.76%	37.51%

Ratios to Average Net Assets

Total expenses	0.91%[5]	0.80%	0.83%	0.82%	0.91%	1.00%

Net investment income	0.42%[5]	0.23%	0.32%	0.31%	0.05%	0.02%

Supplemental Data

Net assets, end of period (000)	$42,615	$87,353	$69,739	$75,429	$52,148	$35,088

Portfolio turnover	1%	4%	6%	10%	11%	11%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Total investment returns exclude the effect of any sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	33

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor A

	Six Months Ended January 31, 2009 (Unaudited)
		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$70.34	$62.73	$54.94	$44.32	$28.89	$21.06

Net investment income (loss)[1]	0.02	(0.02)	0.03	0.03	(0.07)	(0.06)
Net realized and unrealized gain (loss)	(34.01)	10.32	10.48	10.92	15.50	7.89

Net increase (decrease) from investment operations	(33.99)	10.30	10.51	10.95	15.43	7.83

Distributions from net realized gain	(0.79)	(2.69)	(2.72)	(0.33)	—	—

Net asset value, end of period	$35.56	$70.34	$62.73	$54.94	$44.32	$28.89

Total Investment Return[2]

Based on net asset value	(48.32)%[3]	16.57%	20.66%	24.77%	53.41%	37.18%

Ratios to Average Net Assets

Total expenses	1.23%[4]	1.06%	1.08%	1.07%	1.16%	1.25%

Net investment income (loss)	0.10%[4]	(0.03)%	0.05%	0.05%	(0.20)%	(0.23)%

Supplemental Data

Net assets, end of period (000)	$157,612	$317,892	$239,916	$208,789	$136,740	$77,035

Portfolio turnover	1%	4%	6%	10%	11%	11%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effect of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor B

	Six Months Ended January 31, 2009 (Unaudited)
		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$65.57	$59.05	$52.23	$42.47	$27.90	$20.49

Net investment loss[1]	(0.13)	(0.51)	(0.35)	(0.35)	(0.32)	(0.25)
Net realized and unrealized gain (loss)	(31.68)	9.70	9.85	10.44	14.89	7.66

Net increase (decrease) from investment operations	(31.81)	9.19	9.50	10.09	14.57	7.41

Distributions from net realized gain	(0.79)	(2.67)	(2.68)	(0.33)	—	—

Net asset value, end of period	$32.97	$65.57	$59.05	$52.23	$42.47	$27.90

Total Investment Return[2]

Based on net asset value	(48.52)%[3]	15.69%	19.74%	23.82%	52.22%	36.16%

Ratios to Average Net Assets

Total expenses	1.95%[4]	1.81%	1.85%	1.84%	1.93%	2.02%

Net investment loss	(0.62)%[4]	(0.77)%	(0.70)%	(0.71)%	(0.97)%	(1.00)%

Supplemental Data

Net assets, end of period (000)	$19,751	$46,394	$47,381	$57,926	$52,595	$35,399

Portfolio turnover	1%	4%	6%	10%	11%	11%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effect of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	35

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor C

	Six Months Ended January 31, 2009 (Unaudited)
		Year Ended July 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$64.63	$58.25	$51.57	$41.93	$27.55	$20.23

Net investment loss[1]	(0.15)	(0.53)	(0.36)	(0.35)	(0.32)	(0.25)
Net realized and unrealized gain (loss)	(31.21)	9.58	9.72	10.32	14.70	7.57

Net increase (decrease) from investment operations	(31.36)	9.05	9.36	9.97	14.38	7.32

Distributions from net realized gain	(0.79)	(2.67)	(2.68)	(0.33)	—	—

Net asset value, end of period	$32.48	$64.63	$58.25	$51.57	$41.93	$27.55

Total Investment Return[2]

Based on net asset value	(48.53)%[3]	15.67%	19.72%	23.84%	52.20%	36.18%

Ratios to Average Net Assets

Total expenses	2.02%[4]	1.84%	1.86%	1.84%	1.93%	2.02%

Net investment loss	(0.69)%[4]	(0.81)%	(0.71)%	(0.71)%	(0.97)%	(1.01)%

Supplemental Data

Net assets, end of period (000)	$55,017	$118,825	$99,115	$96,895	$56,131	$29,695

Portfolio turnover	1%	4%	6%	10%	11%	11%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effect of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Institutional

	Six Months Ended January 31, 2009 (Unaudited)	Period December 1, 2007 to July 31, 2008
			Year Ended November 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.53	$17.85	$14.37	$11.87	$10.37	$8.22	$7.39

Net investment income[1]	0.13	0.21	0.25	0.35	0.26	0.22	0.21
Net realized and unrealized gain (loss)	(4.20)	(1.84)	3.48	2.50	1.51	2.14	0.84

Net increase (decrease) from investment operations	(4.07)	(1.63)	3.73	2.85	1.77	2.36	1.05

Dividends and distributions from:
Net investment income	(0.15)	(0.23)	(0.25)	(0.35)	(0.27)	(0.21)	(0.22)
Net realized gain	(0.45)	(1.46)	—	—	—	—	—

Total dividends and distributions	(0.60)	(1.69)	(0.25)	(0.35)	(0.27)	(0.21)	(0.22)

Net asset value, end of period	$9.86	$14.53	$17.85	$14.37	$11.87	$10.37	$8.22

Total Investment Return[2]

Based on net asset value	(27.91)%[3]	(10.03)%[3]	26.10%	24.45%	17.25%	29.16%	14.54%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	1.08%[4]	0.98%[4]	0.96%	0.97%	0.98%	1.03%	1.07%

Net investment income	2.24%[4]	1.99%[4]	1.57%	2.77%	2.32%	2.36%	2.77%

Supplemental Data

Net assets, end of period (000)	$16,139	$24,428	$29,915	$27,255	$25,125	$23,677	$22,514

Portfolio turnover	13%	8%	31%	44%	25%	11%	21%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	37

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor A

	Six Months Ended January 31, 2009 (Unaudited)	Period December 1, 2007 to July 31, 2008

			Year Ended November 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.54	$17.86	$14.37	$11.88	$10.38	$8.23	$7.40

Net investment income[1]	0.11	0.19	0.22	0.32	0.24	0.20	0.19
Net realized and unrealized gain (loss)	(4.19)	(1.85)	3.48	2.47	1.51	2.14	0.85

Net increase (decrease) from investment operations	(4.08)	(1.66)	3.70	2.79	1.75	2.34	1.04

Dividends and distributions from:
Net investment income	(0.14)	(0.20)	(0.21)	(0.30)	(0.25)	(0.19)	(0.21)
Net realized gain	(0.45)	(1.46)	—	—	—	—	—

Total dividends and distributions	(0.59)	(1.66)	(0.21)	(0.30)	(0.25)	(0.19)	(0.21)

Net asset value, end of period	$9.87	$14.54	$17.86	$14.37	$11.88	$10.38	$8.23

Total Investment Return[2]

Based on net asset value	(28.00)%[3]	(10.19)%[3]	25.90%	24.04%	16.95%	28.82%	14.26%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	1.32%[4]	1.22%[4]	1.20%	1.22%	1.23%	1.28%	1.33%

Net investment income	2.00%[4]	1.76%[4]	1.33%	2.52%	2.07%	2.11%	2.42%

Supplemental Data

Net assets, end of period (000)	$64,062	$96,086	$113,647	$93,670	$79,008	$73,286	$60,142

Portfolio turnover	13%	8%	31%	44%	25%	11%	21%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor B

	Six Months Ended January 31, 2009 (Unaudited)	Period December 1, 2007 to July 31, 2008	Year Ended November 30, 2007	Period October 2, 2006[1] to November 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$14.41	$17.69	$14.29	$13.58

Net investment income[2]	0.06	0.10	0.08	0.02
Net realized and unrealized gain (loss)	(4.15)	(1.82)	3.45	0.80

Net increase (decrease) from investment operations	(4.09)	(1.72)	3.53	0.82

Dividends and distributions from:
Net investment income	(0.07)	(0.10)	(0.13)	(0.11)
Net realized gain	(0.45)	(1.46)	—	—

Total dividends and distributions	(0.52)	(1.56)	(0.13)	(0.11)

Net asset value, end of period	$9.80	$14.41	$17.69	$14.29

Total Investment Return[3]

Based on net asset value	(28.27)%[4]	(10.64)%[4]	24.79%	6.05%[4]

Ratios to Average Net Assets

Total expenses after fees paid indirectly	2.27%[5]	2.09%[5]	2.07%	1.96%[5]

Net investment income	1.04%[5]	0.94%[5]	0.51%	1.00%[5]

Supplemental Data

Net assets, end of period (000)	$1,012	$1,483	$1,334	$238

Portfolio turnover	13%	8%	31%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	39

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor B1

	Six Months Ended January 31, 2009 (Unaudited)	Period December 1, 2007 to July 31, 2008

			Year Ended November 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.52	$17.81	$14.33	$11.84	$10.35	$8.19	$7.37

Net investment income[1]	0.08	0.12	0.12	0.26	0.18	0.14	0.16
Net realized and unrealized gain (loss)	(4.20)	(1.82)	3.47	2.48	1.49	2.16	0.82

Net increase (decrease) from investment operations	(4.12)	(1.70)	3.59	2.74	1.67	2.30	0.98

Dividends and distributions from:
Net investment income	(0.09)	(0.13)	(0.11)	(0.25)	(0.18)	(0.14)	(0.16)
Net realized gain	(0.45)	(1.46)	—	—	—	—	—

Total dividends and distributions	(0.54)	(1.59)	(0.11)	(0.25)	(0.18)	(0.14)	(0.16)

Net asset value, end of period	$9.86	$14.52	$17.81	$14.33	$11.84	$10.35	$8.19

Total Investment Return[2]

Based on net asset value	(28.26)%[3]	(10.46)%[3]	25.13%	23.43%	16.26%	28.30%	13.47%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	1.92%[4]	1.77%[4]	1.75%	1.75%	1.75%	1.81%	1.86%

Net investment income	1.44%[4]	1.17%[4]	0.77%	2.02%	1.56%	1.58%	2.08%

Supplemental Data

Net assets, end of period (000)	$4,767	$9,460	$13,921	$18,347	$28,298	$31,935	$41,317

Portfolio turnover	13%	8%	31%	44%	25%	11%	21%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor C

	Six Months Ended January 31, 2009 (Unaudited)	Period December 1, 2007 to July 31, 2008	Year Ended November 30, 2007	Period October 2, 2006[1] to November 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$14.23	$17.50	$14.15	$13.44

Net investment income[2]	0.06	0.10	0.09	0.02
Net realized and unrealized gain (loss)	(4.10)	(1.80)	3.41	0.80

Net increase (decrease) from investment operations	(4.04)	(1.70)	3.50	0.82

Dividends and distributions from:
Net investment income	(0.08)	(0.11)	(0.15)	(0.11)
Net realized gain	(0.45)	(1.46)	—	—

Total dividends and distributions	(0.53)	(1.57)	(0.15)	(0.11)

Net asset value, end of period	$9.66	$14.23	$17.50	$14.15

Total Investment Return[3]

Based on net asset value	(28.30)%[4]	(10.63)%[4]	24.86%	6.11%[4]

Ratios to Average Net Assets

Total expenses after fees paid indirectly	2.22%[5]	2.06%[5]	2.01%	1.97%[5]

Net investment income	1.10%[5]	0.99%[5]	0.56%	0.98%[5]

Supplemental Data

Net assets, end of period (000)	$2,952	$4,494	$3,617	$292

Portfolio turnover	13%	8%	31%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	41

Financial Highlights (concluded)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor C1

	Six Months Ended January 31, 2009 (Unaudited)	Period December 1, 2007 to July 31, 2008
			Year Ended November 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.34	$17.61	$14.18	$11.73	$10.25	$8.13	$7.31

Net investment income[1]	0.08	0.12	0.12	0.25	0.17	0.14	0.15
Net realized and unrealized gain (loss)	(4.14)	(1.81)	3.43	2.45	1.50	2.12	0.83

Net increase (decrease) from investment operations	(4.06)	(1.69)	3.55	2.70	1.67	2.26	0.98

Dividends and distributions from:
Net investment income	(0.10)	(0.12)	(0.12)	(0.25)	(0.19)	(0.14)	(0.16)
Net realized gain	(0.45)	(1.46)	—	—	—	—	—

Total dividends and distributions	(0.55)	(1.58)	(0.12)	(0.25)	(0.19)	(0.14)	(0.16)

Net asset value, end of period	$9.73	$14.34	$17.61	$14.18	$11.73	$10.25	$8.13

Total Investment Return[2]

Based on net asset value	(28.24)%[3]	(10.48)%[3]	25.11%	23.30%	16.34%	28.03%	13.62%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	1.97%[4]	1.83%[4]	1.79%	1.79%	1.80%	1.85%	1.91%

Net investment income	1.36%[4]	1.14%[4]	0.74%	1.94%	1.49%	1.53%	1.93%

Supplemental Data

Net assets, end of period (000)	$8,073	$13,041	$16,754	$16,527	$14,789	$11,898	$10,994

Portfolio turnover	13%	8%	31%	44%	25%	11%	21%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Equity Dividend Fund (“Equity Dividend”), BlackRock Natural Resources Trust (“Natural Resources”) and BlackRock Utilities and Telecommunications Fund, Inc. (“Utilities and Telecommunications”) (referred to as the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Equity Dividend and Utilities and Telecommunications are registered as diversified, open-end management investment companies. Natural Resources is registered as a non-diversified, open-end management investment company. Equity Dividend and Natural Resources are organized as Massachusetts business trusts and Utilities and Telecommunications is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds offer multiple classes of shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor B1, Investor C, Investor C1 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A distribution plan).

Fund Reorganization: The Board of Directors of PNC Equity Income Fund and shareholders of Equity Dividend approved a reorganization. The reorganization was a tax-free event and took place on November 17, 2008.

On November 17, 2008, BlackRock Equity Dividend Fund (“Equity Dividend”) acquired substantially all of the assets and assumed substantially all of the liabilities of PNC Equity Income Fund of PNC Funds, Inc. (“Equity Income”), pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 8,934,168 capital shares of Equity Income for 1,147,662 capital shares of Equity Dividend. Equity Income’s net assets on that date of $15,092,663, including $47,570,110 of paid-in capital, $17,597,294 of net realized capital losses and $14,880,153 of net unrealized depreciation were combined with those of Equity Dividend. The aggregate net assets immediately after the acquisition amounted to $3,196,818,529.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Securities: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. Each Fund values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors for Utilities and Telecommunications and by the Board of Trustees for Equity Dividend and Natural Resources (individually the “Board” or together the “Boards”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the respective Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	43

Notes to Financial Statements (continued)

Derivative Financial Instruments: Each Fund may engage in various portfolio investment strategies to increase the return of the Funds and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — Each Fund may purchase or sell financial futures contracts and options on futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Fund segregates assets in connection with certain investments (e.g., financial futures contracts), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Securities Lending: The Funds may lend securities to financial institutions that provide cash or securities issued or guaranteed by the United States government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of each Fund and any additional required collateral is delivered to the Funds on the next business day. Each Fund typically receives income on loaned securities but does not receive income on the collateral. Where each Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. For the six months ended January 31, 2009, the Funds received only cash collateral for any securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended through July 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

Bank Overdraft: Equity Dividend recorded a bank overdraft resulting from estimates of available cash.

2. Investment Advisory Agreements and Other Transactions with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. As of January 31, 2009, The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of each Fund. For such services, each Fund pays the Advisor a monthly fee at an annual rate of 0.60% on an annual basis of the average daily value of each Fund’s net assets.

The Advisor has entered into a voluntary arrangement with Equity Dividend under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed 0.90%. The Advisor may reduce or discontinue this arrangement at any time without notice.

The Advisor, on behalf of the Funds, has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee at an annual rate that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

Effective October 1, 2008, the Funds entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, Inc. (“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Funds. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fees

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Service	0.25%	—	—
Investor A	0.25%	0.25%	0.25%
Investor B	0.25%	0.25%	0.25%
Investor B1	—	—	0.25%
Investor C	0.25%	0.25%	0.25%
Investor C1	—	—	0.25%
Class R	0.25%	—	—

	Distribution Fees

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Investor B	0.75%	0.75%	0.75%
Investor B1	—	—	0.50%
Investor C	0.75%	0.75%	0.75%
Investor C1	—	—	0.55%
Class R	0.25%	—	—

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor B1, Investor C, Investor C1 and Class R shareholders.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	45

Notes to Financial Statements (continued)

For a portion of the six months ended January 31, 2009, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A

Equity Dividend	$321,034
Natural Resources	$17,584
Utilities and Telecommunications	$9,447

For a portion of the six months ended January 31, 2009, affiliates received contingent deferred sales charges relating to transactions in Investor B, Investor B1, Investor C and Investor C1 Shares as follows:

	Investor B	Investor B1	Investor C	Investor C1

Equity Dividend	$85,586	—	$176,322	—
Natural Resources	$40,204	—	$21,511	—
Utilities and Telecommunications	$3,216	$5,254	$2,250	$1

Furthermore, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A Shares as follows:

Investor A

Equity Dividend	$15,096
Natural Resources	$4,023

In addition, MLPF&S received commissions on the execution of portfolio transactions for the period August 1, 2008 to December 31, 2008 as follows:

Equity Dividend	$206,301
Natural Resources	$1,260
Utilities and Telecommunications	$7,717

Subsequent to that date, neither MLPF&S or Merrill Lynch are considered affiliates of the Funds.

Pursuant to the terms of the custody agreements, custodian fees may be reduced by amounts calculated on uninvested cash balances (“Custody Credits”), which are shown on the Statements of Operations as fees paid indirectly.

The Funds have received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S, a wholly owned subsidiary of Merrill Lynch or its affiliates. Pursuant to that order, the Funds have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Funds on such investments is shown as securities lending — affiliated on the Statements of Operations. For the six months ended January 31, 2009, BIM received $1,012 and $510, in securities lending agent fees from Equity Dividend and Natural Resources Trust, respectively.

PNC Global Investment Servicing (US) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Funds’ transfer agent and dividend disbursing agent. Each class of the Funds bear the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended January 31, 2009, the Funds paid the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Equity Dividend	$1,134,494
Natural Resources	$175,276
Utilities and Telecommunications	$66,513

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. For the six months ended January 31, 2009, the Funds earned the following, which are included in income — affiliated in the Statements of Operations:

Equity Dividend	$676
Natural Resources	$192
Utilities and Telecommunications	$335

46	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2009, the following amounts have been accrued by the Funds to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Institutional	$8,220	$696	$234
Service	$173	—	—
Investor A	$38,286	$6,948	$2,244
Investor B	$2,634	$1,110	$288
Investor C	$10,692	$1,836	$330
Class R	$1,068	—	—

For the six months ended January 31, 2009, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations as follows:

Accounting Services

Equity Dividend	$32,183
Natural Resources	$5,345
Utilities and Telecommunications	$1,239

Certain officers and/or directors/trustees of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2009 were as follows:

	Purchases	Sales

Equity Dividend	$1,073,210,398	$117,967,472
Natural Resources	$3,623,474	$4,885,513
Utilities and Telecommunications	$14,296,225	$26,015,757

4. Short-Term Borrowings:

Each Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired in November 2008 and was subsequently renewed until November 2009. Each Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Fund may borrow up to the maximum amount allowable under each Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Funds paid their pro rata share of 0.02% upfront fee on the aggregate commitment amount based on their net assets as of October 31, 2008. Each Fund pays a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Funds did not borrow under the credit agreement during the six months ended January 31, 2009.

5. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	47

Notes to Financial Statements (continued)

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008

Equity Dividend	Shares	Amount	Shares	Amount

Institutional

Shares sold	40,450,452	$595,156,098	42,795,064	$832,513,912
Shares issued resulting from reorganization	1,132,399	14,892,266	—	—
Shares issued to shareholders in reinvestment of dividends and distributions	896,125	11,682,179	862,766	16,940,101

Total issued	42,478,976	621,730,543	43,657,830	849,454,013
Shares redeemed	(16,313,340)	(230,804,884)	(8,268,654)	(159,423,646)

Net increase	26,165,636	$390,925,659	35,389,176	$690,030,367

Service

Shares sold	809,646	$11,821,419	474,390	$9,254,982
Shares issued to shareholders in reinvestment of dividends and distributions	12,386	161,044	8,033	156,250

Total issued	822,032	11,982,463	482,423	9,411,232
Shares redeemed	(194,048)	(2,902,511)	(33,899)	(643,339)

Net increase	627,984	$9,079,952	448,524	$8,767,893

Investor A

Shares sold and automatic conversion of shares	65,950,223	$951,629,662	79,391,098	$1,543,286,832
Shares issued resulting from reorganization	15,149	198,923	—	—
Shares issued to shareholders in reinvestment of dividends and distributions	1,535,048	19,990,711	1,393,193	27,217,038

Total issued	67,500,420	971,819,296	80,784,291	1,570,503,870
Shares redeemed	(24,634,908)	(354,462,635)	(12,746,110)	(243,684,728)

Net increase	42,865,512	$617,356,661	68,038,181	$1,326,819,142

Investor B

Shares sold	1,027,695	$15,096,835	1,850,608	$36,327,081
Shares issued to shareholders in reinvestment of dividends and distributions	43,668	571,254	102,941	2,067,773

Total issued	1,071,363	15,668,089	1,953,549	38,394,854
Shares redeemed and automatic conversion of shares	(1,048,731)	(15,343,958)	(1,688,842)	(32,992,246)

Net increase	22,632	$324,131	264,707	$5,402,608

Investor C

Shares sold	13,668,024	$192,863,775	19,517,178	$374,115,244
Shares issued resulting from reorganization	114	1,474	—	—
Shares issued to shareholders in reinvestment of dividends and distributions	339,750	4,341,497	468,965	9,133,821

Total issued	14,007,888	197,206,746	19,986,143	383,249,065
Shares redeemed	(5,887,764)	(82,473,421)	(3,378,715)	(63,763,675)

Net increase	8,120,124	$114,733,325	16,607,428	$319,485,390

48	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2009		Year Ended July 31, 2008

Equity Dividend (concluded)	Shares	Amount	Shares	Amount

Class R

Shares sold	5,721,476	$82,972,221	5,837,183	$113,592,642
Shares issued to shareholders in reinvestment of dividends and distributions	112,396	1,471,591	90,780	1,786,737

Total issued	5,833,872	84,443,812	5,927,963	115,379,379
Shares redeemed	(1,459,251)	(20,787,841)	(1,080,923)	(20,894,468)

Net increase	4,374,621	$63,655,971	4,847,040	$94,484,911

Natural Resources

Institutional

Shares sold	334,118	$13,966,678	455,588	$33,979,339
Shares issued to shareholders in reinvestment of distributions	21,733	787,832	43,296	3,017,542

Total issued	355,851	14,754,510	498,884	36,996,881
Shares redeemed	(400,992)	(18,641,492)	(371,684)	(26,221,322)

Net increase (decrease)	(45,141)	$(3,886,982)	127,200	$10,775,559

Investor A

Shares sold and automatic conversion of shares	829,244	$33,961,738	1,500,327	$108,134,899
Shares issued to shareholders in reinvestment of distributions	78,069	2,776,988	132,467	9,080,524

Total issued	907,313	36,738,726	1,632,794	117,215,423
Shares redeemed	(994,997)	(47,989,317)	(937,569)	(65,666,264)

Net increase (decrease)	(87,684)	$(11,250,591)	695,225	$51,549,159

Investor B

Shares sold	54,474	$2,193,569	120,456	$8,151,564
Shares issued to shareholders in reinvestment of distributions	12,362	408,559	27,561	1,772,057

Total issued	66,836	2,602,128	148,017	9,923,621
Shares redeemed and automatic conversion of shares	(175,367)	(8,194,715)	(242,812)	(15,852,040)

Net decrease	(108,531)	$(5,592,587)	(94,795)	$(5,928,419)

Investor C

Shares sold	334,765	$12,813,933	554,703	$37,046,240
Shares issued to shareholders in reinvestment of distributions	35,669	1,161,401	64,719	4,102,221

Total issued	370,434	13,975,334	619,422	41,148,461
Shares redeemed	(515,183)	(21,919,408)	(482,248)	(30,863,262)

Net increase (decrease)	(144,749)	$(7,944,074)	137,174	$10,285,199

SEMI-ANNUAL REPORT	JANUARY 31, 2009	49

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2009		Period December 1, 2007 to July 31, 2008		Year Ended November 30, 2007
Utilities and Telecommunications
	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	83,775	$875,047	117,496	$1,866,129	217,408	$3,497,190
Shares issued to shareholders in reinvestment of dividends and distributions	88,069	846,122	154,025	2,497,817	24,104	396,264

Total issued	171,844	1,721,169	271,521	4,363,946	241,512	3,893,454
Shares redeemed	(216,094)	(2,345,283)	(266,658)	(4,194,303)	(462,683)	(7,520,256)

Net increase (decrease)	(44,250)	$(624,114)	4,863	$169,643	(221,171)	$(3,626,802)

Investor A

Shares sold and automatic conversion of shares	327,499	$3,723,323	801,097	$13,042,209	862,897	$13,948,915
Shares issued to shareholders in reinvestment of dividends and distributions	305,429	2,936,740	527,469	8,564,315	65,005	1,070,888

Total issued	632,928	6,660,063	1,328,566	21,606,524	927,902	15,019,803
Shares redeemed	(750,662)	(8,397,726)	(1,086,598)	(16,919,890)	(1,079,874)	(17,445,028)

Net increase (decrease)	(117,734)	$(1,737,663)	241,968	$4,686,634	(151,972)	$(2,425,225)

Investor B

Shares sold	25,276	$275,413	38,992	$622,875	83,999	$1,317,040
Shares issued to shareholders in reinvestment of dividends and distributions	4,063	38,722	6,636	107,088	363	5,996

Total issued	29,339	314,135	45,628	729,963	84,362	1,323,036
Shares redeemed	(28,902)	(316,473)	(18,125)	(276,076)	(25,594)	(415,323)

Net increase (decrease)	437	$(2,338)	27,503	$453,887	58,768	$907,713

Investor B1

Shares sold	26,126	$288,006	19,619	$309,207	53,667	$841,895
Shares issued to shareholders in reinvestment of dividends and distributions	22,984	220,611	54,218	881,620	4,743	77,065

Total issued	49,110	508,617	73,837	1,190,827	58,410	918,960
Shares redeemed and automatic conversion of shares	(217,518)	(2,481,888)	(203,847)	(3,212,222)	(556,886)	(8,780,653)

Net decrease	(168,408)	$(1,973,271)	(130,010)	$(2,021,395)	(498,476)	$(7,861,693)

50	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2009		Period December 1, 2007 to July 31, 2008		Year Ended November 30, 2007
Utilities and Telecommunications (concluded)
	Shares	Amount	Shares	Amount	Shares	Amount

Investor C

Shares sold	83,180	$881,790	144,664	$2,264,597	231,988	$3,690,344
Shares issued to shareholders in reinvestment of dividends and distributions	14,951	140,531	21,099	335,759	942	15,652

Total issued	98,131	1,022,321	165,763	2,600,356	232,930	3,705,996
Shares redeemed	(108,236)	(1,228,954)	(56,639)	(861,831)	(46,897)	(771,783)

Net increase (decrease)	(10,105)	$(206,633)	109,124	$1,738,525	186,033	$2,934,213

Investor C1

Shares sold	20,707	$235,903	32,849	$508,255	53,963	$856,314
Shares issued to shareholders in reinvestment of dividends and distributions	40,317	381,810	77,966	1,251,599	6,160	99,484

Total issued	61,024	617,713	110,815	1,759,854	60,123	955,798
Shares redeemed	(140,774)	(1,547,574)	(152,481)	(2,335,822)	(274,092)	(4,252,049)

Net decrease	(79,750)	$(929,861)	(41,666)	$(575,968)	(213,969)	$(3,296,251)

SEMI-ANNUAL REPORT	JANUARY 31, 2009	51

Officers and Directors/Trustees

Robert M. Hernandez, Chairman of the Board, Director/Trustee and
Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit
Committee and Director/Trustee
James H. Bodurtha, Director/Trustee
Bruce R. Bond, Director/Trustee
Donald W. Burton, Director/Trustee
Richard S. Davis, Fund/Trust President[1] and Director/Trustee
Stuart E. Eizenstat, Director/Trustee
Laurence D. Fink, Director/Trustee
Kenneth A. Froot, Director/Trustee
Henry Gabbay, Director/Trustee
John F. O’Brien, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Jean Margo Reid, Director/Trustee
David H. Walsh, Director/Trustee
Richard R. West, Director/Trustee and Member of the Audit Committee
Donald C. Burke, Fund President[2] and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

[1]	Fund/Trust President of BlackRock Equity Dividend Fund and BlackRock Natural Resources Trust.

[2]	Fund President of BlackRock Utilities and Telecommunications Fund, Inc.

Custodians
For BlackRock Equity Dividend Fund:
State Street Bank and Trust Company
Boston, MA 02101

For BlackRock Natural Resources Trust:
The Bank of New York
New York, NY 10286

For BlackRock Utilities and Telecommunications Fund, Inc.:
JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent
PNC Global Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

52	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	53

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Quarterly Portfolio Schedule

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	55

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Equity Dividend Fund
BlackRock Natural Resources Trust
BlackRock Utilities and Telecommunications Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#EDNRUT-SAR-1/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock Natural Resources Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: March 25, 2009